Senior Convertible Debentures	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Senior Convertible Debentures
Senior Convertible Debentures

Effective December 1, 2009, the Company issued $6.1 million in 8.0% convertible senior debentures with a maturity date of December 1, 2029. Since December 1, 2019, the Company had the right to redeem the debentures, in whole or in part, at the option of the Company, at a price equal to 100% of the principal amount of the debentures to be purchased plus any accrued and unpaid interest to, but excluding, the date of redemption.